Net Earnings per Share - Summary of Net Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	624,900,000	840,079,000
Dilutive effect of stock options		199,000
Dilutive effect of share-settled performance share units ("PSUs")		38,000
Weighted average number of diluted common shares	624,900,000	840,316,000